Note 25 - Post-employment and other employee benefit commitments - Investments in listed markets (Details) - Level 1 Of Fair Value Hierarchy [Member] € in Millions	Dec. 31, 2017 EUR (€)
Cash And Cash Equivalents [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 68
Debt Instruments [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,178
Investment Funds [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	1
Total [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	2,247
Bank Account In Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	5
Debt Securities Issued By Bbva [Member]
Disclosure Of Fair Value Of Plan Assets Line Items
Assets Of Benefit Plan	€ 3